Related Parties - Other Transactions (Details) - USD ($) $ in Millions	Sep. 09, 2022	Sep. 06, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
CRBG stock authorized (in shares)		40,000,000
Employee Benefit Programs
Related Party Transaction [Line Items]
Due to related parties			$ 59	$ 59	$ 66
Total derivatives with related parties | Corebridge | AIG Special Purposes Entities | Collateralized Debt Obligations
Related Party Transaction [Line Items]
Noncontrolling interest ownership percentage	100.00%
Purchases of debt securities	$ 800